Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000188490
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000016413
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000016414
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000188490
Average Annual Return [Line Items]
Average Annual Return, Percent	17.58%	14.18%	14.61%
Without Sales Load [Member] | C000016413
Average Annual Return [Line Items]
Average Annual Return, Percent	17.52%	14.12%		14.53%
Without Sales Load [Member] | C000016414
Average Annual Return [Line Items]
Average Annual Return, Percent	17.58%	14.18%		14.59%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.84%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%		14.82%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%		14.82%